Consolidated Statements of Equity - USD ($) $ in Thousands	Ordinary shares Class A shares	Ordinary shares Class B shares	Treasury stock	Total shares	Additional Par value	Additional Paid-in capital	Accumulated deficits	Statutory Reserve	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2022					$ 374	$ 705,488	$ (272,919)	$ 59	$ (23,400)	$ (826)	$ 408,776
Balance (in Shares) at Dec. 31, 2022	490,983	26,422		424,498
Balance (in Shares) at Dec. 31, 2022			(92,907)
Share-based compensation					95	7,169					7,264
Share-based compensation (in Shares)	61,154	66,720		127,874
Issuance of Class A Ordinary Shares and warrant					196	17,688					17,884
Issuance of Class A Ordinary Shares and warrant (in Shares)	261,144			261,144
Net loss							(3,651)			(2,770)	(6,421)
Disposition of continued operation										(18)	(18)
Appropriation of statutory reserve							(102)	102
Foreign currency translation adjustments									(5,112)		(5,112)
Balance at Dec. 31, 2023					665	730,345	(276,672)	161	(28,512)	(3,614)	422,373
Balance (in Shares) at Dec. 31, 2023	813,281	93,142		813,516
Balance (in Shares) at Dec. 31, 2023			(92,907)
Share-based compensation					456	7,279					7,735
Share-based compensation (in Shares)	537,269	70,068		607,337
Disposition of discontinued operation							17		(17)
Issuance of Class A Ordinary Shares and warrant					1,070	23,767					24,837
Issuance of Class A Ordinary Shares and warrant (in Shares)	1,613,968			1,613,968
Net loss							(13,606)			(2,621)	(16,227)
Foreign currency translation adjustments									(3,028)		(3,028)
Balance at Dec. 31, 2024					2,191	761,391	(290,261)	161	(31,557)	(6,235)	435,690
Balance (in Shares) at Dec. 31, 2024	2,964,518	163,210		3,034,821
Balance (in Shares) at Dec. 31, 2024			(92,907)
Share-based compensation					18	2,569					2,587
Share-based compensation (in Shares)	1,233,336	33,360		1,266,696
Issuance of Class B Ordinary Shares and Share-based compensation					14	4,568					4,582
Issuance of Class B Ordinary Shares and Share-based compensation (in Shares)		2,737,877		2,737,877
Cumulative effect upon adoption of ASU 2023-08							55,949				55,949
Issuance of Class A Ordinary Shares and warrant					2,832	12,956					15,788
Issuance of Class A Ordinary Shares and warrant (in Shares)	9,038,019			9,038,019
Net loss							(103,558)			6,214	(97,344)
Foreign currency translation adjustments									5,866		5,866
Balance at Dec. 31, 2025					$ 5,055	$ 781,484	$ (337,870)	$ 161	$ (25,691)	$ (21)	$ 423,118
Balance (in Shares) at Dec. 31, 2025	13,235,873	2,934,447		16,077,413
Balance (in Shares) at Dec. 31, 2025			(92,907)